Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2024
Entity File Number	0-22773
Entity Registrant Name	NETSOL TECHNOLOGIES, INC.
Entity Central Index Key	0001039280
Entity Tax Identification Number	95-4627685
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16000 Ventura Blvd.
Entity Address, Address Line Two	Suite 770
Entity Address, City or Town	Encino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91436
City Area Code	818
Local Phone Number	222-9195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	NTWK
Security Exchange Name	NASDAQ